Other Comprehensive Income, Summary of Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt securities:
Net unrealized gains (losses) arising during the period, Before tax	$ (14,320)	$ (3,070)	$ 2,317
Net unrealized gains (losses) arising during the period, Tax effect	3,526	759	(570)
Net unrealized gains (losses) arising during the period, Net of tax	(10,794)	(2,311)	1,747
Reclassification of net (gains) losses to net income, Before tax	391	(82)	(341)
Reclassification of net (gains) losses to net income, Tax effect	(97)	18	81
Reclassification of net (gains) losses to net income, Net of tax	294	(64)	(260)
Net change, Before tax	(13,929)	(3,152)	1,976
Net change, Tax effect	3,429	777	(489)
Net change, Net of tax	(10,500)	(2,375)	1,487
Cash Flow Hedges:
Net change, Before tax	(1,448)	212	198
Net change, Tax effect	358	(53)	(49)
Net change, Net of tax	(1,090)	159	149
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period, Before tax	(141)	200	(510)
Net actuarial and prior service gains (losses) arising during the period, Tax effect	35	(50)	126
Net actuarial and prior service gains (losses) arising during the period, Net of tax	(106)	150	(384)
Reclassification of amounts to noninterest expense, Before tax	343	261	266
Reclassification of amounts to noninterest expense, Tax effect	(83)	(62)	(63)
Reclassification of amounts to noninterest expense, Net of tax	260	199	203
Net change, Before tax	202	461	(244)
Net change, Tax effect	(48)	(112)	63
Net change, Net of tax	154	349	(181)
Debit valuation adjustment (DVA):
Net unrealized gains (losses) arising during period, Before tax	(8)	0	0
Net unrealized gains (losses) arising during period, Tax effect	2	0	0
Net unrealized gains (losses) arising during period, Net of tax	(6)	0	0
Reclassification of net (gains) losses to net income, Before tax	0	0	0
Reclassification of net (gains) losses to net income, Tax effect	0	0	0
Reclassification of net (gains) losses to net income, Net of tax	0	0	0
Net change, Before tax	(8)	0	0
Net change, Tax effect	2	0	0
Net change, net of tax	(6)	0	0
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period, Before tax	(232)	(30)	52
Net unrealized gains (losses) arising during the period, Tax effect	(3)	1	(2)
Net unrealized gains (losses) arising during the period, Net of tax	(235)	(29)	50
Reclassification of net (gains) losses to net income, Before tax	0	(1)	0
Reclassification of net (gains) losses to net income, Tax	0	0	0
Reclassification of net (gains) losses to net income, Net of Tax	0	(1)	0
Net change, Before tax	(232)	(31)	52
Net change, Tax effect	(3)	1	(2)
Net change, Net of tax	(235)	(30)	50
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), Before tax	(15,415)	(2,510)	1,982
Other comprehensive income (loss), Tax effect	3,738	613	(477)
Other comprehensive income (loss), after tax	(11,677)	(1,897)	1,505
Noncontrolling interests [Member]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), after tax	2	(1)	0
Total Wells Fargo stockholders' equity [Member]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), after tax	(11,679)	(1,896)	1,505
Fair value hedging [Member]
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges, Before tax	87	81	(31)
Change in fair value of excluded components on fair value hedges, Tax	(21)	(20)	7
Change in fair value of excluded components on fair value hedges, Net of tax	66	61	(24)
Cash flow hedging [Member]
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges, Before Tax	(1,541)	(12)	10
Net unrealized gains (losses) arising during the period on cash flow hedges, Tax	381	3	(2)
Net unrealized gains (losses) arising during the period on cash flow hedges, Net of Tax	(1,160)	(9)	8
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	6	143	219
Reclassification of net (gains) losses to net income on cash flow hedges, Tax	(2)	(36)	(54)
Reclassification of net (gains) losses to net income on cash flow hedges, Net of tax	$ 4	$ 107	$ 165